UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08342
Investment Company Act File Number
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio	as of January 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 15.3%

	Principal
Security	Amount		Value
Albania — 0.0%(1)
Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,303,500

Total Albania			$1,303,500

Bermuda — 0.4%
Government of Bermuda, 5.603%, 7/20/20(2)	USD	38,232,000	$40,073,750

Total Bermuda			$40,073,750

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,250,188	$7,821,982

Total Brazil			$7,821,982

Chile — 1.9%
Government of Chile, 3.00%, 1/1/15(3)	CLP	28,510,810,125	$59,639,059
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	4,789,232
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	112,910,104

Total Chile			$177,338,395

Colombia — 0.9%
Titulos De Tesoreria B, 9.25%, 8/15/12	COP	38,333,400,000	$21,948,433
Titulos De Tesoreria B, 11.00%, 5/18/11	COP	107,863,000,000	59,098,272

Total Colombia			$81,046,705

Congo — 0.0%(1)
Republic of Congo, 3.00%, 6/30/29	USD	2,802,500	$1,695,512

Total Congo			$1,695,512

Costa Rica — 0.0%(1)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,323,697,537	$2,004,246
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	147,566,587	265,712

Total Costa Rica			$2,269,958

Dominican Republic — 0.9%
Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$16,414,734
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	67,881,549

Total Dominican Republic			$84,296,283

Georgia — 0.1%
Republic of Georgia, 7.50%, 4/15/13	USD	4,764,000	$4,990,290

Total Georgia			$4,990,290

Germany — 0.2%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$21,238,479

Total Germany			$21,238,479

	Principal
Security	Amount		Value
Greece — 0.2%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,834,470
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	10,531,887

Total Greece			$15,366,357

Israel — 0.3%
Israel Government Bond, 3.00%, 10/31/19(3)	ILS	54,382,282	$15,936,472
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	45,902,307	14,499,273

Total Israel			$30,435,745

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$8,514,384

Total Macedonia			$8,514,384

Pakistan — 0.1%
Republic of Pakistan, 7.125%, 3/31/16(5)	USD	7,700,000	$6,629,969

Total Pakistan			$6,629,969

Philippines — 0.8%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$71,753,451

Total Philippines			$71,753,451

Poland — 0.3%
Poland Government Bond, 3.00%, 8/24/16(3)	PLN	85,571,205	$30,452,041

Total Poland			$30,452,041

Slovakia — 1.9%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$169,036,576

Total Slovakia			$169,036,576

South Africa — 2.8%
Republic of South Africa, 2.50%, 1/31/17(3)	ZAR	224,364,029	$31,990,212
Republic of South Africa, 2.60%, 3/31/28(3)	ZAR	372,051,425	51,170,493
Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	377,047,240	52,771,720
Republic of South Africa, 5.50%, 12/7/23(3)	ZAR	226,870,070	41,166,516
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,962,565

Total South Africa			$252,061,506

Sri Lanka — 0.4%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$36,130,000

Total Sri Lanka			$36,130,000

Taiwan — 1.0%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	287,500,000	$9,888,463
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	84,201,319

Total Taiwan			$94,089,782

Turkey — 1.8%
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	236,796,565	$160,132,303

Total Turkey			$160,132,303

	Principal
Security	Amount		Value
Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	183,392,202	$10,506,087

Total Uruguay			$10,506,087

Venezuela — 1.0%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$57,866,827
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	29,473,875

Total Venezuela			$87,340,702

Total Foreign Government Bonds (identified cost $1,379,525,286)			$1,394,523,757

Foreign Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount		Value
Chile — 0.0%(1)
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,592,543	$3,896,300

Total Chile (identified cost $3,000,000)			$3,896,300

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,896,300

Debt Obligations – United States — 30.8%

Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$638,399

Total Corporate Bonds & Notes (identified cost $529,231)		$638,399

Collateralized Mortgage Obligations — 1.4%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$359,531	$408,735
Series 1548, Class Z, 7.00%, 7/15/23	419,633	429,692
Series 1650, Class K, 6.50%, 1/15/24	2,710,132	2,974,830
Series 1817, Class Z, 6.50%, 2/15/26	382,393	407,393
Series 1927, Class ZA, 6.50%, 1/15/27	1,312,487	1,331,465
Series 2127, Class PG, 6.25%, 2/15/29	1,707,718	1,817,095
Series 2344, Class ZD, 6.50%, 8/15/31	2,585,373	2,843,674
Series 2458, Class ZB, 7.00%, 6/15/32	3,787,645	4,263,244

		$14,476,128

Federal National Mortgage Association:
Series 1992-180, Class F, 1.431%, 10/25/22(6)	$1,499,654	$1,528,510
Series 1993-16, Class Z, 7.50%, 2/25/23	1,458,620	1,665,825
Series 1993-79, Class PL, 7.00%, 6/25/23	1,082,911	1,214,846
Series 1993-104, Class ZB, 6.50%, 7/25/23	418,821	465,154
Series 1993-121, Class Z, 7.00%, 7/25/23	6,508,163	7,298,556
Series 1993-141, Class Z, 7.00%, 8/25/23	1,127,333	1,263,683
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6,878,756	7,729,900

	Principal
Security	Amount	Value
Series 1994-79, Class Z, 7.00%, 4/25/24	$1,317,857	$1,480,501
Series 1994-89, Class ZQ, 8.00%, 7/25/24	920,721	1,069,332
Series 1996-35, Class Z, 7.00%, 7/25/26	337,497	380,869
Series 1998-16, Class H, 7.00%, 4/18/28	887,769	1,004,678
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,576,377	1,759,561
Series 1999-25, Class Z, 6.00%, 6/25/29	2,704,048	2,977,600
Series 2000-2, Class ZE, 7.50%, 2/25/30	412,977	475,058
Series 2000-49, Class A, 8.00%, 3/18/27	1,200,917	1,403,369
Series 2001-31, Class ZA, 6.00%, 7/25/31	15,674,599	17,280,561
Series 2001-37, Class GA, 8.00%, 7/25/16	113,707	124,227
Series 2001-74, Class QE, 6.00%, 12/25/31	6,244,271	6,782,745
Series 2009-48, Class WA, 5.857%, 7/25/39(7)	14,927,989	16,323,382
Series G48, Class Z, 7.10%, 12/25/21	1,109,056	1,240,348
Series G92-60, Class Z, 7.00%, 10/25/22	2,959,316	3,298,908
Series G93-1, Class K, 6.675%, 1/25/23	1,693,851	1,883,522
Series G93-31, Class PN, 7.00%, 9/25/23	5,211,589	5,905,568
Series G93-41, Class ZQ, 7.00%, 12/25/23	10,742,206	12,173,873
Series G94-7, Class PJ, 7.50%, 5/17/24	1,687,086	1,943,491

		$98,674,067

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,227,606	$1,353,447
Series 1996-22, Class Z, 7.00%, 10/16/26	949,704	1,068,552
Series 1999-42, Class Z, 8.00%, 11/16/29	2,462,247	2,810,795
Series 2001-21, Class Z, 9.00%, 3/16/30	3,591,241	4,338,313
Series 2001-35, Class K, 6.45%, 10/26/23	391,586	433,660
Series 2002-48, Class OC, 6.00%, 9/16/30	2,519,347	2,604,734

		$12,609,501

Total Collateralized Mortgage Obligations (identified cost $120,354,081)		$125,759,696

Commercial Mortgage-Backed Securities — 0.6%

	Principal
Security	Amount	Value
ASC, Series 1996-MD6, Class A7, 8.631%, 11/13/29(7)	$3,926,409	$4,072,065
GSMS, Series 2001-ROCK, Class B, 6.771%, 5/3/18(2)	3,890,000	3,909,867
GSMS, Series 2001-ROCK, Class C, 6.878%, 5/3/18(2)	8,155,000	8,197,376
GSMS, Series 2001-ROCK, Class G, 6.878%, 5/3/18(2)(7)	3,935,000	3,955,452
JPMCC, Series 2005-LDP5, Class AM, 5.247%, 12/15/44(7)	9,960,000	10,402,462
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	6,895,438	7,262,810
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(2)(7)	9,728,368	10,707,626
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,400,108

Total Commercial Mortgage-Backed Securities (identified cost $53,469,380)		$54,907,766

Mortgage Pass-Throughs — 11.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
3.108%, with maturity at 2035(8)	$7,534,329	$7,849,881
3.657%, with maturity at 2029(8)	1,570,453	1,617,768
4.022%, with maturity at 2023(8)	546,407	575,821
4.353%, with maturity at 2030(8)	2,060,395	2,229,735
4.50%, with maturity at 2018	5,474,076	5,774,704
5.00%, with various maturities to 2019	7,047,312	7,552,595
5.50%, with various maturities to 2019	19,086,206	20,613,220
6.00%, with various maturities to 2035	55,815,258	61,551,577
6.50%, with various maturities to 2033	68,857,809	76,841,835

	Principal
Security	Amount	Value
6.60%, with maturity at 2030	$3,011,351	$3,385,053
7.00%, with various maturities to 2036	55,781,454	63,423,035
7.31%, with maturity at 2026	353,245	397,885
7.50%, with various maturities to 2035	34,269,101	39,573,789
7.95%, with maturity at 2022	515,972	601,602
8.00%, with various maturities to 2031	6,592,222	7,723,000
8.15%, with maturity at 2021	265,138	299,884
8.30%, with maturity at 2021	97,660	114,041
8.47%, with maturity at 2018	193,918	216,076
8.50%, with various maturities to 2028	1,513,096	1,798,960
9.00%, with various maturities to 2027	2,685,425	3,147,474
9.50%, with various maturities to 2027	284,055	344,856
9.75%, with various maturities to 2020	6,897	7,984
10.00%, with various maturities to 2020	900,100	1,042,805
10.50%, with maturity at 2021	481,333	565,833
11.00%, with maturity at 2016	643,359	726,498
13.25%, with maturity at 2013	217	219

		$307,976,130

Federal National Mortgage Association:
2.447%, with maturity at 2028(8)	$276,145	$288,015
2.821%, with maturity at 2022(8)	3,018,338	3,112,945
2.845%, with maturity at 2027(8)	493,158	509,754
2.876%, with maturity at 2038(8)	1,743,206	1,818,288
2.904%, with various maturities to 2035(8)	29,539,711	30,889,798
2.913%, with various maturities to 2035(8)	32,245,460	33,521,004
3.054%, with maturity at 2025(8)	1,755,850	1,830,092
3.254%, with maturity at 2024(8)	1,414,414	1,482,276
3.69%, with maturity at 2034(8)	4,574,537	4,911,291
3.855%, with maturity at 2035(8)	16,539,357	17,811,068
3.907%, with maturity at 2023(8)	164,650	172,975
4.447%, with maturity at 2035(8)	12,227,373	13,232,316
4.50%, with various maturities to 2018	7,144,561	7,550,605
5.00%, with various maturities to 2019(9)	36,653,988	39,228,418
5.50%, with various maturities to 2023(9)	30,349,370	32,735,344
6.00%, with various maturities to 2033	33,779,596	36,882,737
6.323%, with maturity at 2032(8)	5,191,970	5,618,688
6.50%, with various maturities to 2036	164,482,592	181,353,784
6.852%, with maturity at 2025(8)	355,524	376,634
7.00%, with various maturities to 2036	156,734,929	178,081,255
7.50%, with various maturities to 2034	22,771,546	25,858,775
8.00%, with various maturities to 2030	8,725,010	10,255,315
8.50%, with various maturities to 2037	13,360,890	16,063,503
9.00%, with various maturities to 2032	4,679,019	5,549,175
9.074%, with maturity at 2028(7)	737,630	840,824
9.50%, with various maturities to 2031	4,130,482	4,971,063
10.50%, with maturity at 2029	402,867	484,559
10.866%, with maturity at 2027(7)	745,881	867,431
11.00%, with maturity at 2016	29,446	32,448
11.50%, with maturity at 2031	652,977	828,564

		$657,158,944

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	$724,157	$752,676
6.50%, with various maturities to 2032	7,589,354	8,499,712
7.00%, with various maturities to 2035	59,446,782	68,086,270
7.50%, with various maturities to 2031	9,109,407	10,553,877
7.75%, with maturity at 2019	37,063	42,795
8.00%, with various maturities to 2034	25,266,488	29,351,991
8.30%, with various maturities to 2020	166,239	187,584
8.50%, with various maturities to 2021	1,529,220	1,733,518

	Principal
Security	Amount	Value
9.00%, with various maturities to 2025	$532,063	$626,591
9.50%, with various maturities to 2026	1,788,971	2,176,235

		$122,011,249

Total Mortgage Pass-Throughs (identified cost $1,050,042,026)		$1,087,146,323

U.S. Government Agency Obligations — 4.1%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$20,637,240
4.125%, 3/13/20	65,000,000	67,244,905
4.50%, 9/13/19	48,275,000	51,072,874
4.625%, 9/11/20	19,325,000	20,565,684
5.25%, 12/11/20	11,545,000	12,867,722
5.25%, 12/9/22	12,150,000	13,464,156
5.365%, 9/9/24	12,700,000	14,123,289
5.375%, 5/15/19	27,930,000	31,471,692
5.375%, 9/30/22	49,780,000	56,415,973
5.375%, 8/15/24	22,000,000	24,502,632
5.625%, 6/11/21	12,850,000	14,624,380
5.75%, 6/12/26	14,850,000	17,065,501

		$344,056,048

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$5,670,990
5.50%, 4/26/24	22,500,000	25,540,020

		$31,211,010

Total U.S. Government Agency Obligations (identified cost $373,221,441)		$375,267,058

U.S. Treasury Obligations — 12.8%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,083,125
U.S. Treasury Note, 0.875%, 4/30/11	95,000,000	95,174,420
U.S. Treasury Note, 1.00%, 9/30/11	100,000,000	100,535,200
U.S. Treasury Note, 1.00%, 10/31/11	100,000,000	100,582,100
U.S. Treasury Note, 1.00%, 3/31/12(9)	100,000,000	100,781,700
U.S. Treasury Note, 1.125%, 1/15/12	100,000,000	100,796,900
U.S. Treasury Note, 1.75%, 11/15/11	100,000,000	101,191,400
U.S. Treasury Note, 4.50%, 2/28/11(9)	100,000,000	100,336,000
U.S. Treasury Note, 4.625%, 8/31/11(9)	100,000,000	102,558,600
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	103,964,900
U.S. Treasury Note, 4.875%, 7/31/11	100,000,000	102,339,900
U.S. Treasury Note, 4.875%, 2/15/12	50,000,000	52,361,350
U.S. Treasury Note, 5.125%, 6/30/11	100,000,000	102,043,000

Total U.S. Treasury Obligations (identified cost $1,161,737,594)		$1,164,748,595

Total Debt Obligations – United States (identified cost $2,759,353,753)		$2,808,467,837

Common Stocks — 0.0%(1)

Security	Shares	Value
Indonesia — 0.0%(1)
APP China	8,155	$122,325

Total Indonesia (identified cost $1,522,635)		$122,325

Total Common Stocks (identified cost $1,522,635)		$122,325

Precious Metals — 1.0%

	Troy
Description	Ounces	Value
Gold	66,263	$88,208,043

Total Precious Metals (identified cost $84,548,233)		$88,208,043

Currency Options Purchased — 0.0%(1)

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 193,597	EUR 1.17	5/3/12	$4,410,920

Total Currency Options Purchased (identified cost $8,845,661)				$4,410,920

Put Options Purchased — 0.1%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
KOSPI 200 Index	801,640,000	KRW	205	10/13/11	$1,532,552
KOSPI 200 Index	801,640,000	KRW	200	10/11/12	4,454,609
KOSPI 200 Index	134,100,000	KRW	200	12/13/12	812,276
Light Sweet Crude Oil Future 12/11	160	USD	80	11/15/11	600,000

Total Put Options Purchased (identified cost $16,802,504)					$7,399,437

Short-Term Investments — 47.5%

Foreign Government Securities — 40.8%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 2.9%
Letras Do Tesouro Nacional, 0.00%, 7/1/11	BRL	455,776	$260,814,224

Total Brazil			$260,814,224

Croatia — 4.0%
Croatia Treasury Bill, 0.00%, 2/17/11	EUR	300	$410,523
Croatia Treasury Bill, 0.00%, 4/7/11	EUR	15,742	21,498,203
Croatia Treasury Bill, 0.00%, 4/14/11	EUR	7,500	10,238,951
Croatia Treasury Bill, 0.00%, 5/5/11	EUR	46,811	63,835,571
Croatia Treasury Bill, 0.00%, 6/2/11	EUR	33,700	45,879,672
Croatia Treasury Bill, 0.00%, 6/9/11	EUR	58,408	79,481,518
Croatia Treasury Bill, 0.00%, 6/16/11	EUR	14,581	19,832,619

	Principal
	Amount
Security	(000’s omitted)		Value
Croatia Treasury Bill, 0.00%, 6/30/11	EUR	29,000	$39,406,775
Croatia Treasury Bill, 0.00%, 7/7/11	EUR	4,750	6,451,371
Croatia Treasury Bill, 0.00%, 7/28/11	EUR	2,700	3,661,254
Croatia Treasury Bill, 0.00%, 8/4/11	EUR	998	1,352,557
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	6,011	8,132,273
Croatia Treasury Bill, 0.00%, 9/1/11	EUR	4,450	6,016,743
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	33,115	44,746,373
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	9,706	13,106,781

Total Croatia			$364,051,184

Egypt — 2.1%
Egypt Treasury Bill, 0.00%, 5/24/11(10)	EGP	94,000	$15,189,850
Egypt Treasury Bill, 0.00%, 6/14/11(10)	EGP	85,925	13,790,317
Egypt Treasury Bill, 0.00%, 6/28/11(10)	EGP	221,850	35,433,815
Egypt Treasury Bill, 0.00%, 7/12/11(10)	EGP	341,675	54,319,745
Egypt Treasury Bill, 0.00%, 7/26/11(10)	EGP	160,875	25,458,560
Egypt Treasury Bill, 0.00%, 8/2/11(10)	EGP	100,000	15,787,591
Egypt Treasury Bill, 0.00%, 8/9/11(10)	EGP	117,550	18,514,909
Egypt Treasury Bill, 0.00%, 10/4/11(10)	EGP	116,700	18,049,882

Total Egypt			$196,544,669

Georgia — 0.1%
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	$5,875,000

Total Georgia			$5,875,000

Hong Kong — 3.0%
Hong Kong Treasury Bill, 0.00%, 2/9/11	HKD	1,045,500	$134,095,319
Hong Kong Treasury Bill, 0.00%, 5/11/11	HKD	1,045,500	134,037,887
Hong Kong Treasury Bill, 0.00%, 6/22/11	HKD	36,000	4,613,982

Total Hong Kong			$272,747,188

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 2/15/11	ISK	212,594	$1,556,447
Iceland Treasury Bill, 0.00%, 3/15/11	ISK	695,502	5,075,463
Iceland Treasury Bill, 0.00%, 4/15/11	ISK	724,690	5,277,963

Total Iceland			$11,909,873

Indonesia — 0.5%
Indonesia Treasury Bill, 0.00%, 2/10/11	IDR	222,405,000	$24,547,415
Indonesia Treasury Bill, 0.00%, 3/3/11	IDR	10,000,000	1,099,723
Indonesia Treasury Bill, 0.00%, 5/5/11	IDR	158,107,000	17,194,182

Total Indonesia			$42,841,320

Israel — 7.6%
Israel Treasury Bill, 0.00%, 3/2/11	ILS	164,790	$44,349,710
Israel Treasury Bill, 0.00%, 4/6/11	ILS	798,278	214,387,593
Israel Treasury Bill, 0.00%, 5/4/11	ILS	193,744	51,933,158
Israel Treasury Bill, 0.00%, 6/1/11	ILS	733,257	196,134,652
Israel Treasury Bill, 0.00%, 7/6/11	ILS	40,254	10,740,187
Israel Treasury Bill, 0.00%, 8/3/11	ILS	90,052	23,978,264
Israel Treasury Bill, 0.00%, 10/5/11	ILS	23,121	6,124,673
Israel Treasury Bill, 0.00%, 11/2/11	ILS	252,794	66,834,788
Israel Treasury Bill, 0.00%, 1/4/12	ILS	319,608	84,171,957

Total Israel			$698,654,982

	Principal
	Amount
Security	(000’s omitted)		Value
Kazakhstan — 1.9%
Kazakhstan National Bank, 0.00%, 3/11/11	KZT	1,328,900	$9,035,869
Kazakhstan National Bank, 0.00%, 3/18/11	KZT	2,538,000	17,254,048
Kazakhstan National Bank, 0.00%, 4/8/11	KZT	8,000,000	54,352,533
Kazakhstan National Bank, 0.00%, 4/15/11	KZT	1,511,418	10,266,206
Kazakhstan National Bank, 0.00%, 4/29/11	KZT	7,254,947	49,253,076
Kazakhstan National Bank, 0.00%, 7/22/11	KZT	4,949,794	33,457,125

Total Kazakhstan			$173,618,857

Lebanon — 2.5%
Lebanon Treasury Bill, 0.00%, 2/3/11	LBP	33,270,910	$22,166,342
Lebanon Treasury Bill, 0.00%, 2/17/11	LBP	64,084,440	42,632,702
Lebanon Treasury Bill, 0.00%, 3/3/11	LBP	18,363,940	12,198,405
Lebanon Treasury Bill, 0.00%, 3/17/11	LBP	20,797,490	13,793,705
Lebanon Treasury Bill, 0.00%, 3/31/11	LBP	42,056,910	27,850,335
Lebanon Treasury Bill, 0.00%, 4/7/11	LBP	2,447,320	1,619,341
Lebanon Treasury Bill, 0.00%, 4/14/11	LBP	55,881,880	36,946,470
Lebanon Treasury Bill, 0.00%, 5/19/11	LBP	18,430,000	12,135,059
Lebanon Treasury Bill, 0.00%, 6/30/11	LBP	32,731,600	21,440,779
Lebanon Treasury Bill, 0.00%, 7/14/11	LBP	19,612,330	12,824,150
Lebanon Treasury Bill, 0.00%, 7/28/11	LBP	22,262,480	14,841,975
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	5,144,000	3,351,365
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	2,802,380	1,815,449
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	8,561,610	5,535,633

Total Lebanon			$229,151,710

Malaysia — 2.4%
Malaysia Treasury Bill, 0.00%, 2/8/11	MYR	31,678	$10,340,904
Malaysia Treasury Bill, 0.00%, 2/10/11	MYR	73,128	23,868,176
Malaysia Treasury Bill, 0.00%, 2/14/11	MYR	58,532	19,098,467
Malaysia Treasury Bill, 0.00%, 3/1/11	MYR	33,790	11,012,792
Malaysia Treasury Bill, 0.00%, 3/2/11	MYR	72,000	23,464,498
Malaysia Treasury Bill, 0.00%, 3/22/11	MYR	56,533	18,395,799
Malaysia Treasury Bill, 0.00%, 4/5/11	MYR	46,569	15,137,245
Malaysia Treasury Bill, 0.00%, 4/7/11	MYR	116,824	37,967,895
Malaysia Treasury Bill, 0.00%, 5/10/11	MYR	67,059	21,739,251
Malaysia Treasury Bill, 0.00%, 5/18/11	MYR	55,169	17,873,747
Malaysia Treasury Bill, 0.00%, 5/24/11	MYR	66,601	21,567,499

Total Malaysia			$220,466,273

Mexico — 4.1%
Mexico Treasury Bill, 0.00%, 2/10/11	MXN	500,000	$41,154,892
Mexico Treasury Bill, 0.00%, 2/24/11	MXN	848,427	69,726,837
Mexico Treasury Bill, 0.00%, 3/3/11	MXN	1,075,565	88,324,713
Mexico Treasury Bill, 0.00%, 4/7/11	MXN	580,880	47,502,299
Mexico Treasury Bill, 0.00%, 4/14/11	MXN	763,346	62,409,246
Mexico Treasury Bill, 0.00%, 4/20/11	MXN	347,941	28,408,346
Mexico Treasury Bill, 0.00%, 5/5/11	MXN	488,864	39,842,936

Total Mexico			$377,369,269

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$1,928,766
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	1,982,207
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	9,379,371
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180	1,789,934
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430	2,390,871

Total Serbia			$17,471,149

	Principal
	Amount
Security	(000’s omitted)		Value
South Korea — 0.9%
Korea Monetary Stabilization Bond, 0.00%, 2/1/11	KRW	16,665,600	$14,861,631
Korea Monetary Stabilization Bond, 0.00%, 3/1/11	KRW	9,268,310	8,248,137
Korea Monetary Stabilization Bond, 0.00%, 4/12/11	KRW	8,310,450	7,370,872
Korea Monetary Stabilization Bond, 0.00%, 4/19/11	KRW	16,168,670	14,332,196
Korea Monetary Stabilization Bond, 0.00%, 4/26/11	KRW	7,801,680	6,910,815
Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	4,098,940	3,630,302
Korea Monetary Stabilization Bond, 0.00%, 5/3/11	KRW	13,981,050	12,377,880
Korea Monetary Stabilization Bond, 0.00%, 5/17/11	KRW	8,332,820	7,368,227
Korea Monetary Stabilization Bond, 2.70%, 4/13/11	KRW	4,000,000	3,566,004
Korea Monetary Stabilization Bond, 3.20%, 2/23/11	KRW	3,618,520	3,227,928
Korea Monetary Stabilization Bond, 3.40%, 3/24/11	KRW	1,710,190	1,526,335
Korea Monetary Stabilization Bond, 3.81%, 2/7/11	KRW	3,900,000	3,478,492

Total South Korea			$86,898,819

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 2/18/11	LKR	600,000	$5,382,070
Sri Lanka Treasury Bill, 0.00%, 3/11/11	LKR	1,200,590	10,726,315
Sri Lanka Treasury Bill, 0.00%, 3/18/11	LKR	545,550	4,867,524
Sri Lanka Treasury Bill, 0.00%, 3/25/11	LKR	1,911,190	17,029,202
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	65,000	575,282
Sri Lanka Treasury Bill, 0.00%, 4/29/11	LKR	1,204,800	10,663,077
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	210,380	1,856,949
Sri Lanka Treasury Bill, 0.00%, 5/13/11	LKR	61,630	543,986
Sri Lanka Treasury Bill, 0.00%, 7/15/11	LKR	1,773,550	15,463,409
Sri Lanka Treasury Bill, 0.00%, 7/22/11	LKR	1,255,000	10,927,311
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	1,161,300	10,083,972
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	706,080	6,056,209
Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	11,401,731

Total Sri Lanka			$105,577,037

Thailand — 1.2%
Bank of Thailand Bond, 0.00%, 6/2/11	THB	553,332	$17,782,052
Bank of Thailand Bond, 0.00%, 7/14/11	THB	452,900	14,514,704
Bank of Thailand Bond, 0.00%, 7/21/11	THB	600,000	19,219,063
Bank of Thailand Bond, 0.00%, 8/4/11	THB	1,708,332	54,623,812

Total Thailand			$106,139,631

Turkey — 3.7%
Turkey Government Bond, 0.00%, 2/2/11	TRY	256,025	$159,572,003
Turkey Government Bond, 0.00%, 4/13/11	TRY	14,313	8,816,440
Turkey Government Bond, 0.00%, 5/11/11	TRY	217,947	133,421,830
Turkey Government Bond, 0.00%, 6/8/11	TRY	62,720	38,210,226

Total Turkey			$340,020,499

Uruguay — 2.0%
Uruguay Treasury Bill, 0.00%, 2/1/11	UYU	50,000	$2,544,097
Uruguay Treasury Bill, 0.00%, 2/3/11	UYU	120,262	6,117,006
Uruguay Treasury Bill, 0.00%, 2/9/11	UYU	20,000	1,016,214
Uruguay Treasury Bill, 0.00%, 2/10/11	UYU	151,528	7,697,828
Uruguay Treasury Bill, 0.00%, 2/15/11	UYU	148,300	7,527,150
Uruguay Treasury Bill, 0.00%, 2/18/11	UYU	140,400	7,122,388
Uruguay Treasury Bill, 0.00%, 3/1/11	UYU	43,965	2,225,860
Uruguay Treasury Bill, 0.00%, 3/3/11	UYU	138,214	6,994,980
Uruguay Treasury Bill, 0.00%, 3/15/11	UYU	31,700	1,600,745
Uruguay Treasury Bill, 0.00%, 3/17/11	UYU	202,130	10,203,090
Uruguay Treasury Bill, 0.00%, 3/23/11	UYU	21,480	1,083,039
Uruguay Treasury Bill, 0.00%, 3/24/11	UYU	185,000	9,325,977

	Principal
	Amount
Security	(000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 3/25/11	UYU	72,970	$3,677,762
Uruguay Treasury Bill, 0.00%, 4/1/11	UYU	25,250	1,271,819
Uruguay Treasury Bill, 0.00%, 4/12/11	UYU	200,000	10,046,310
Uruguay Treasury Bill, 0.00%, 4/13/11	UYU	91,975	4,619,111
Uruguay Treasury Bill, 0.00%, 4/14/11	UYU	90,720	4,555,160
Uruguay Treasury Bill, 0.00%, 4/29/11	UYU	107,600	5,386,133
Uruguay Treasury Bill, 0.00%, 5/4/11	UYU	110,000	5,500,504
Uruguay Treasury Bill, 0.00%, 5/5/11	UYU	20,500	1,024,875
Uruguay Treasury Bill, 0.00%, 5/10/11	UYU	13,094	653,937
Uruguay Treasury Bill, 0.00%, 5/25/11	UYU	206,200	10,264,353
Uruguay Treasury Bill, 0.00%, 5/26/11	UYU	25,520	1,271,496
Uruguay Treasury Bill, 0.00%, 6/3/11	UYU	115,150	5,720,523
Uruguay Treasury Bill, 0.00%, 6/15/11	UYU	64,080	3,174,748
Uruguay Treasury Bill, 0.00%, 6/23/11	UYU	43,800	2,165,971
Uruguay Treasury Bill, 0.00%, 7/5/11	UYU	110,580	5,452,860
Uruguay Treasury Bill, 0.00%, 7/6/11	UYU	29,400	1,449,532
Uruguay Treasury Bill, 0.00%, 8/2/11	UYU	212,250	10,394,741
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	61,790	3,025,289
Uruguay Treasury Bill, 0.00%, 8/12/11	UYU	69,150	3,384,901
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	109,039	5,315,832
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	162,992	7,915,176
Uruguay Treasury Bill, 0.00%, 9/27/11	UYU	69,296	3,356,541
Uruguay Treasury Bill, 0.00%, 9/29/11	UYU	13,815	668,857
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	196,484	9,463,427
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	124,717	5,956,136

Total Uruguay			$179,174,368

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 3/14/11	ZMK	15,235,000	$3,139,826
Zambia Treasury Bill, 0.00%, 4/11/11	ZMK	6,250,000	1,284,078
Zambia Treasury Bill, 0.00%, 4/18/11	ZMK	8,000,000	1,642,033
Zambia Treasury Bill, 0.00%, 6/13/11	ZMK	16,490,000	3,351,967
Zambia Treasury Bill, 0.00%, 7/11/11	ZMK	7,500,000	1,516,689
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	20,035,000	3,990,690
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	7,500,000	1,486,612
Zambia Treasury Bill, 0.00%, 10/17/11	ZMK	8,000,000	1,583,769
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	39,170,000	7,650,532
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	1,964,000
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,140,114
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,135,841
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,148,874
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,875,788

Total Zambia			$36,910,813

Total Foreign Government Securities (identified cost $3,705,932,115)			$3,726,236,865

U.S. Treasury Obligations — 5.2%

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 2/10/11	$55,000	$54,998,295
United States Treasury Bill, 0.00%, 3/10/11	100,000	99,985,400
United States Treasury Bill, 0.00%, 3/17/11	100,000	99,982,600
United States Treasury Bill, 0.00%, 3/24/11	110,000	109,977,450

	Principal
	Amount
Security	(000’s omitted)	Value
United States Treasury Bill, 0.00%, 6/2/11	$100,000	$99,951,300
United States Treasury Bill, 0.00%, 7/28/11	7,379	7,373,377

Total U.S. Treasury Obligations (identified cost $472,217,002)		$472,268,422

Repurchase Agreements — 1.2%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/6/11 with an interest rate of 0.35%, collateralized by $15,970,000 Brazil Government Bond 10.125%, due 5/15/27 and a market value, including accrued interest, of $24,354,250.(11)	USD	25,001	$25,001,035
Dated 1/11/11 with an interest rate of 0.35%, collateralized by $9,000,000 Turkey Government Bond 6.875%, due 9/26/16 and a market value, including accrued interest, of $10,014,255.(11)	USD	10,100	10,099,800
Dated 1/11/11 with an interest rate of 0.13%, collateralized by $15,000,000 Turkey Government Bond 7.00%, due 9/26/16 and a market value, including accrued interest, of $16,690,425.(11)	USD	17,450	17,449,500
Dated 1/11/11 with an interest rate of 0.35%, collateralized by $15,000,000 Turkey Government Bond 6.75%, due 4/3/18 and a market value, including accrued interest, of $16,725,750.(11)	USD	17,288	17,287,500
Dated 1/27/11 with a maturity date of 4/29/11, an interest rate of 0.50% and repurchase proceeds of EUR 15,015,728, collateralized by EUR 15,000,000 Spanish Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,936,987.(11)	EUR	14,738	20,177,853
JPMorgan Chase:
Dated 1/10/11 with an interest rate of 0.50%, collateralized by $22,000,000 Brazil Government Bond 11.00%, due 1/11/12 and a market value, including accrued interest, of $24,007,500.(11)	USD	24,200	24,200,000

Total Repurchase Agreements (identified cost $114,282,015)			$114,215,688

Other Securities — 0.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(12)	$24,645	$24,645,278

Total Other Securities (identified cost $24,645,278)		$24,645,278

Total Short-Term Investments (identified cost $4,317,076,410)		$4,337,366,253

Total Investments — 94.7% (identified cost $8,570,674,482)		$8,644,394,872

Other Assets, Less Liabilities — 5.3%		$486,949,375

Net Assets — 100.0%		$9,131,344,247

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

THB	-	Thailand Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Amount is less than 0.05%.

(2)		Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $119,388,805 or 1.3% of the Portfolio’s net assets.

(3)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)		Security represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)		Floating-rate security.

(7)		Weighted average fixed-rate coupon that changes/updates monthly.

(8)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.

(9)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(11)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $47,817.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Spanish Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,914,853)

Total Foreign Government Bonds (proceeds $20,535,452)			$(19,914,853)

Total Securities Sold Short (proceeds $20,535,452)			$(19,914,853)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2011 were $107,564,264 or 1.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 50,000,000	United States Dollar 30,765,444	Deutsche Bank	$(393,478)
2/2/11	New Turkish Lira 64,525,000	United States Dollar 39,488,984	Deutsche Bank	(721,606)
2/3/11	Serbian Dinar 175,832,229	Euro 1,681,157	Deutsche Bank	(569)
2/4/11	South African Rand 105,585,000	United States Dollar 14,987,438	Bank of America	306,499
2/4/11	South African Rand 369,802,480	United States Dollar 51,998,217	Citigroup Global Markets	579,477
2/4/11	South African Rand 40,040,000	United States Dollar 5,756,182	Credit Suisse	188,868
2/10/11	Mexican Peso 500,000,000	United States Dollar 39,889,904	JPMorgan Chase Bank	(1,298,681)
2/10/11	South African Rand 608,956,500	United States Dollar 87,423,409	Bank of America	2,830,424
2/14/11	Euro 284,098,000	United States Dollar 368,365,728	Deutsche Bank	(20,546,244)
2/14/11	Euro 70,150,000	United States Dollar 91,599,766	Goldman Sachs, Inc.	(4,431,093)
2/16/11	South African Rand 212,491,243	United States Dollar 29,705,345	Credit Suisse	214,585
2/16/11	South African Rand 29,639,003	United States Dollar 4,180,395	Credit Suisse	66,924
2/17/11	Euro 300,000	United States Dollar 406,061	Goldman Sachs, Inc.	(4,604)
2/17/11	South African Rand 213,168,290	United States Dollar 29,959,564	Credit Suisse	379,415
2/18/11	South African Rand 178,800,000	United States Dollar 24,767,709	Credit Suisse	(39,513)
2/18/11	South African Rand 176,826,237	United States Dollar 24,937,065	HSBC Bank USA	403,689
2/18/11	Sri Lankan Rupee 600,000,000	United States Dollar 4,936,240	HSBC Bank USA	(458,334)
2/23/11	South African Rand 391,770,228	United States Dollar 55,352,760	Bank of America	1,039,425
2/24/11	Euro 840,000	United States Dollar 1,144,954	Deutsche Bank	(4,803)
2/24/11	Euro 4,084,000	United States Dollar 5,588,872	Goldman Sachs, Inc.	(1,133)
2/24/11	Euro 3,220,000	United States Dollar 4,398,520	HSBC Bank USA	(8,879)
2/24/11	Euro 184,179,922	United States Dollar 247,169,455	HSBC Bank USA	(4,928,179)
2/24/11	Euro 217,355,231	United States Dollar 291,384,249	JPMorgan Chase Bank	(6,122,336)
2/24/11	Mexican Peso 211,000,000	United States Dollar 16,913,828	Citigroup Global Markets	(447,018)
2/24/11	Mexican Peso 500,000,000	United States Dollar 39,851,751	Citigroup Global Markets	(1,287,694)
2/25/11	Colombian Peso 7,185,131,240	United States Dollar 3,924,157	Bank of America	71,200
2/28/11	South African Rand 163,800,000	United States Dollar 22,744,314	Bank of America	53,315

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	South African Rand 105,603,398	United States Dollar 14,542,718	Credit Suisse	$(86,382)
3/2/11	Israeli Shekel 39,800,000	United States Dollar 10,530,493	Credit Suisse	(196,836)
3/2/11	Israeli Shekel 26,160,000	United States Dollar 6,866,502	Deutsche Bank	(184,426)
3/2/11	Israeli Shekel 98,830,000	United States Dollar 25,902,241	Deutsche Bank	(735,496)
3/3/11	Mexican Peso 514,465,000	United States Dollar 41,142,389	Bank of America	(1,162,215)
3/3/11	Mexican Peso 561,100,000	United States Dollar 44,499,960	Bank of America	(1,639,452)
3/11/11	Sri Lankan Rupee 1,200,590,000	United States Dollar 9,881,399	HSBC Bank USA	(901,478)
3/18/11	Sri Lankan Rupee 545,550,000	United States Dollar 4,482,744	HSBC Bank USA	(416,078)
3/21/11	Euro 3,433,627	United States Dollar 4,539,221	Goldman Sachs, Inc.	(159,166)
3/25/11	Sri Lankan Rupee 800,000,000	United States Dollar 6,608,839	Standard Chartered Bank	(573,476)
3/25/11	Sri Lankan Rupee 1,111,190,000	United States Dollar 9,179,595	Standard Chartered Bank	(796,551)
4/5/11	South African Rand 708,160,000	United States Dollar 105,948,534	Goldman Sachs, Inc.	8,382,409
4/6/11	Israeli Shekel 137,380,000	United States Dollar 36,907,289	Barclays Bank PLC	(109,177)
4/6/11	Israeli Shekel 137,240,000	United States Dollar 36,862,745	Citigroup Global Markets	(115,998)
4/6/11	Israeli Shekel 31,165,000	United States Dollar 8,005,394	Citigroup Global Markets	(391,884)
4/6/11	Israeli Shekel 274,601,000	United States Dollar 73,797,635	Deutsche Bank	(192,453)
4/6/11	Israeli Shekel 45,831,000	United States Dollar 11,778,720	Deutsche Bank	(570,251)
4/7/11	Euro 15,742,000	United States Dollar 21,092,234	HSBC Bank USA	(443,839)
4/14/11	Euro 7,500,000	United States Dollar 10,185,375	JPMorgan Chase Bank	(74,134)
4/29/11	Sri Lankan Rupee 599,000,000	United States Dollar 5,322,079	HSBC Bank USA	(48,407)
4/29/11	Sri Lankan Rupee 65,000,000	United States Dollar 543,024	Standard Chartered Bank	(39,750)
4/29/11	Sri Lankan Rupee 605,800,000	United States Dollar 5,377,719	Standard Chartered Bank	(53,734)
5/4/11	Israeli Shekel 21,804,000	United States Dollar 5,836,970	Barclays Bank PLC	(36,437)
5/4/11	Israeli Shekel 98,440,000	United States Dollar 26,159,979	Citigroup Global Markets	(357,088)
5/4/11	Israeli Shekel 13,500,000	United States Dollar 3,670,872	Deutsche Bank	34,338
5/4/11	Israeli Shekel 60,000,000	United States Dollar 15,837,403	Deutsche Bank	(324,971)
5/5/11	Euro 2,152,000	United States Dollar 2,737,344	Bank of America	(205,589)
5/5/11	Euro 3,000,000	United States Dollar 3,899,082	Citigroup Global Markets	(203,520)
5/5/11	Euro 5,000,000	United States Dollar 6,212,490	Citigroup Global Markets	(625,180)
5/5/11	Euro 2,000,000	United States Dollar 2,521,396	HSBC Bank USA	(213,672)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
5/5/11	Euro 10,000,000	United States Dollar 12,355,130	HSBC Bank USA	$(1,320,210)
5/5/11	Euro 24,659,000	United States Dollar 32,313,154	HSBC Bank USA	(1,408,868)
5/11/11	New Turkish Lira 50,000,000	United States Dollar 30,024,620	Deutsche Bank	(705,708)
5/13/11	Sri Lankan Rupee 61,630,000	United States Dollar 549,287	HSBC Bank USA	(3,023)
5/13/11	Sri Lankan Rupee 210,380,000	United States Dollar 1,761,239	HSBC Bank USA	(124,125)
6/1/11	Israeli Shekel 79,000,000	United States Dollar 20,376,580	Bank of America	(897,774)
6/1/11	Israeli Shekel 120,000,000	United States Dollar 33,915,550	Barclays Bank PLC	1,600,076
6/1/11	Israeli Shekel 33,585,000	United States Dollar 9,172,470	Barclays Bank PLC	128,177
6/1/11	Israeli Shekel 77,000,000	United States Dollar 20,172,911	Barclays Bank PLC	(562,852)
6/1/11	Israeli Shekel 36,000,000	United States Dollar 9,420,385	Citigroup Global Markets	(274,257)
6/2/11	Euro 33,700,000	United States Dollar 41,225,210	HSBC Bank USA	(4,839,846)
6/2/11	Thai Baht 553,332,000	United States Dollar 17,826,418	Standard Chartered Bank	(40,966)
6/8/11	New Turkish Lira 13,759,000	United States Dollar 8,288,554	Deutsche Bank	(134,685)
6/9/11	Euro 9,158,000	United States Dollar 11,379,731	Deutsche Bank	(1,137,067)
6/9/11	Euro 49,250,000	United States Dollar 59,224,603	Deutsche Bank	(8,088,381)
6/16/11	Euro 14,581,000	United States Dollar 17,981,435	Citigroup Global Markets	(1,945,056)
6/30/11	Euro 29,000,000	United States Dollar 35,434,897	JPMorgan Chase Bank	(4,187,738)
7/6/11	Israeli Shekel 3,144,000	United States Dollar 850,764	Deutsche Bank	4,403
7/7/11	Euro 4,750,000	United States Dollar 5,978,730	Deutsche Bank	(510,451)
7/14/11	Thai Baht 452,900,000	United States Dollar 14,619,109	Standard Chartered Bank	14,589
7/15/11	Sri Lankan Rupee 1,773,550,000	United States Dollar 14,925,103	HSBC Bank USA	(939,727)
7/21/11	Thai Baht 600,000,000	United States Dollar 19,361,084	JPMorgan Chase Bank	17,457
7/22/11	Sri Lankan Rupee 1,255,000,000	United States Dollar 10,658,174	Standard Chartered Bank	(565,810)
7/28/11	Euro 2,700,000	United States Dollar 3,510,675	Deutsche Bank	(176,662)
8/3/11	Israeli Shekel 48,930,000	United States Dollar 13,561,530	Barclays Bank PLC	393,375
8/4/11	Euro 998,000	United States Dollar 1,316,152	Deutsche Bank	(46,630)
8/4/11	Thai Baht 555,000,000	United States Dollar 18,054,652	Barclays Bank PLC	170,129
8/4/11	Thai Baht 553,332,000	United States Dollar 17,774,880	Barclays Bank PLC	(55,893)
8/4/11	Thai Baht 600,000,000	United States Dollar 19,295,707	HSBC Bank USA	(38,913)
8/5/11	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,989,677	HSBC Bank USA	(391,994)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/25/11	Euro 6,011,000	United States Dollar 7,574,461	Deutsche Bank	$(630,054)
9/1/11	Euro 4,450,000	United States Dollar 5,644,736	Deutsche Bank	(428,260)
9/8/11	Euro 33,115,000	United States Dollar 42,050,752	Citigroup Global Markets	(3,135,309)
9/15/11	Euro 9,706,000	United States Dollar 12,603,629	Deutsche Bank	(638,468)
10/5/11	Israeli Shekel 23,121,000	United States Dollar 6,380,847	Barclays Bank PLC	161,909
10/7/11	Sri Lankan Rupee 706,080,000	United States Dollar 6,240,212	HSBC Bank USA	(59,397)
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	46,283
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	956,655
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	51,987
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(10,285)
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	2,141,512
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	(2,762,123)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	Deutsche Bank	(4,406,156)

				$(71,781,372)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/11	New Turkish Lira 10,732,000	United States Dollar 6,804,464	Credit Suisse	$(116,512)
2/3/11	Colombian Peso 16,150,000,000	United States Dollar 8,822,726	Credit Suisse	(173,378)
2/3/11	Serbian Dinar 462,817,000	Euro 4,351,829	HSBC Bank USA	101,760
2/4/11	Czech Koruna 1,457,000,056	Euro 59,418,460	Deutsche Bank	1,096,698
2/4/11	Serbian Dinar 531,750,000	Euro 5,000,000	JPMorgan Chase Bank	114,949
2/4/11	Serbian Dinar 498,270,500	Euro 4,676,510	Standard Chartered Bank	119,602
2/7/11	Czech Koruna 1,200,000,000	Euro 48,269,149	Barclays Bank PLC	1,819,193
2/7/11	Czech Koruna 1,217,947,417	Euro 48,971,963	HSBC Bank USA	1,872,561
2/7/11	Serbian Dinar 496,838,000	Euro 4,634,683	JPMorgan Chase Bank	152,608
2/7/11	Zambian Kwacha 20,230,000,000	United States Dollar 4,197,095	Barclays Bank PLC	(17,652)
2/7/11	Zambian Kwacha 73,796,000,000	United States Dollar 15,310,373	Citigroup Global Markets	(64,391)
2/7/11	Zambian Kwacha 22,889,000,000	United States Dollar 4,748,755	JPMorgan Chase Bank	(19,972)
2/7/11	Zambian Kwacha 23,958,700,000	United States Dollar 4,949,736	Standard Chartered Bank	44

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/7/11	Zambian Kwacha 3,336,400,000	United States Dollar 689,306	Standard Chartered Bank	$(18)
2/7/11	Zambian Kwacha 16,497,600,000	United States Dollar 3,429,854	Standard Chartered Bank	(21,511)
2/8/11	Czech Koruna 1,591,338,000	Euro 65,168,025	Bank of America	827,985
2/8/11	Mongolian Tugrik 3,230,000,000	United States Dollar 2,500,000	Standard Chartered Bank	96,523
2/10/11	Indian Rupee 754,690,000	United States Dollar 16,568,386	Bank of America	(158,515)
2/10/11	Indian Rupee 687,534,000	United States Dollar 15,094,051	Barclays Bank PLC	(144,409)
2/10/11	Indian Rupee 720,030,000	United States Dollar 15,807,464	Credit Suisse	(151,235)
2/10/11	Indian Rupee 1,037,700,000	United States Dollar 22,781,559	Deutsche Bank	(217,958)
2/10/11	Polish Zloty 33,467,375	Euro 8,570,830	Credit Suisse	(84,663)
2/10/11	Serbian Dinar 615,230,000	Euro 5,872,196	Deutsche Bank	(66)
2/10/11	Serbian Dinar 1,077,890,515	Euro 10,309,809	Deutsche Bank	(29,754)
2/10/11	South Korean Won 11,750,000,000	United States Dollar 10,445,837	Credit Suisse	29,868
2/14/11	New Taiwan Dollar 265,450,000	United States Dollar 9,119,799	Barclays Bank PLC	23,717
2/14/11	Serbian Dinar 506,825,000	Euro 4,756,687	HSBC Bank USA	103,118
2/14/11	South Korean Won 21,758,150,000	United States Dollar 19,395,748	Bank of America	(247)
2/14/11	South Korean Won 24,835,550,000	United States Dollar 22,139,018	Standard Chartered Bank	(282)
2/15/11	New Taiwan Dollar 251,770,000	United States Dollar 8,673,350	Credit Suisse	(875)
2/17/11	Colombian Peso 3,900,000,000	United States Dollar 2,093,960	Credit Suisse	(3,584)
2/18/11	Malaysian Ringgit 4,876,000	United States Dollar 1,590,813	Barclays Bank PLC	1,871
2/18/11	Malaysian Ringgit 26,691,000	United States Dollar 8,708,604	Credit Suisse	9,671
2/18/11	Malaysian Ringgit 29,046,000	United States Dollar 9,475,436	HSBC Bank USA	12,071
2/18/11	Serbian Dinar 493,230,000	Euro 4,676,939	Barclays Bank PLC	27,615
2/18/11	Serbian Dinar 1,133,035,000	Euro 10,679,036	Citigroup Global Markets	152,011
2/18/11	Serbian Dinar 492,103,000	Euro 4,640,292	Credit Suisse	63,088
2/18/11	Serbian Dinar 766,245,000	Euro 7,245,816	Deutsche Bank	70,175
2/18/11	Serbian Dinar 884,191,000	Euro 8,350,876	JPMorgan Chase Bank	95,033
2/18/11	Swedish Krona 280,000,000	Euro 31,208,203	Goldman Sachs, Inc.	665,998
2/22/11	Indian Rupee 729,600,000	United States Dollar 15,923,178	Credit Suisse	(100,146)
2/22/11	Indian Rupee 522,310,000	United States Dollar 11,399,171	Standard Chartered Bank	(71,693)
2/22/11	Indonesian Rupiah 109,161,550,000	United States Dollar 11,948,506	Barclays Bank PLC	57,447

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/22/11	Indonesian Rupiah 99,308,200,000	United States Dollar 10,869,987	Citigroup Global Markets	$52,261
2/22/11	Norwegian Krone 420,740,075	Euro 53,139,179	HSBC Bank USA	41,378
2/24/11	Malaysian Ringgit 43,510,000	United States Dollar 14,225,928	Barclays Bank PLC	(13,940)
2/24/11	Malaysian Ringgit 42,130,000	United States Dollar 13,775,177	Goldman Sachs, Inc.	(13,948)
2/28/11	Czech Koruna 505,438,309	Euro 20,838,520	Goldman Sachs, Inc.	73,507
2/28/11	Czech Koruna 1,801,816,099	Euro 74,376,531	HSBC Bank USA	138,650
2/28/11	Indian Rupee 708,300,000	United States Dollar 15,439,782	Barclays Bank PLC	(98,651)
2/28/11	Indian Rupee 825,200,000	United States Dollar 17,989,972	Credit Suisse	(116,894)
2/28/11	Indian Rupee 786,940,000	United States Dollar 17,155,875	HSBC Bank USA	(111,474)
2/28/11	Indian Rupee 652,760,000	United States Dollar 14,230,652	Standard Chartered Bank	(92,467)
2/28/11	Indian Rupee 708,300,000	United States Dollar 15,441,465	Standard Chartered Bank	(100,334)
2/28/11	Swedish Krona 618,099,400	Euro 68,852,137	Goldman Sachs, Inc.	1,499,333
2/28/11	Swedish Krona 339,160,000	Euro 37,763,328	Standard Chartered Bank	845,736
3/2/11	Brazilian Real 30,700,000	United States Dollar 18,261,852	Goldman Sachs, Inc.	30,467
3/2/11	Georgian Lari 931,850	United States Dollar 500,000	Liberty Capital Market	16,053
3/7/11	South Korean Won 11,605,800,000	United States Dollar 10,317,642	Bank of America	18,531
3/7/11	South Korean Won 18,450,000,000	United States Dollar 16,402,187	Barclays Bank PLC	29,459
3/7/11	South Korean Won 14,254,000,000	United States Dollar 12,672,475	Credit Suisse	22,196
3/7/11	South Korean Won 10,894,000,000	United States Dollar 9,684,589	Goldman Sachs, Inc.	17,653
3/14/11	Indian Rupee 99,700,000	United States Dollar 2,173,534	Deutsche Bank	(19,721)
3/15/11	Serbian Dinar 513,590,000	Euro 4,713,132	Barclays Bank PLC	199,312
3/16/11	Serbian Dinar 509,715,000	Euro 4,715,217	Barclays Bank PLC	144,649
3/17/11	Serbian Dinar 499,655,000	Euro 4,652,714	Barclays Bank PLC	98,365
3/17/11	Serbian Dinar 399,575,000	Euro 3,722,170	HSBC Bank USA	76,766
3/18/11	Malaysian Ringgit 19,466,000	United States Dollar 6,342,783	Bank of America	12,267
3/18/11	Malaysian Ringgit 10,911,000	United States Dollar 3,555,230	Citigroup Global Markets	6,876
3/18/11	Serbian Dinar 498,560,000	Euro 4,676,923	Citigroup Global Markets	49,464
3/18/11	Serbian Dinar 466,200,000	Euro 4,382,815	Credit Suisse	33,313
3/18/11	Serbian Dinar 467,650,000	Euro 4,382,849	HSBC Bank USA	52,023
3/18/11	Swedish Krona 633,960,100	Euro 70,536,803	Standard Chartered Bank	1,597,737

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/21/11	Norwegian Krone 420,000,000	Euro 53,530,461	Goldman Sachs, Inc.	$(699,283)
3/21/11	Serbian Dinar 1,410,590,000	Euro 13,326,311	Citigroup Global Markets	(1,958)
3/24/11	New Taiwan Dollar 147,300,000	United States Dollar 5,113,341	Citigroup Global Markets	(35,380)
3/29/11	Indian Rupee 536,200,000	United States Dollar 11,716,377	Deutsche Bank	(164,077)
3/29/11	Indian Rupee 621,700,000	United States Dollar 13,586,101	Standard Chartered Bank	(191,725)
3/29/11	Indonesian Rupiah 82,285,000,000	United States Dollar 9,037,342	Citigroup Global Markets	(47,349)
3/29/11	South Korean Won 23,070,000,000	United States Dollar 19,968,839	Bank of America	550,595
3/29/11	South Korean Won 23,280,100,000	United States Dollar 20,151,569	Credit Suisse	554,737
3/31/11	Indonesian Rupiah 37,500,000,000	United States Dollar 4,135,421	Standard Chartered Bank	(39,807)
3/31/11	Polish Zloty 381,795,500	Euro 95,628,178	HSBC Bank USA	1,503,943
4/6/11	Indonesian Rupiah 88,416,700,000	United States Dollar 9,826,261	Barclays Bank PLC	(180,365)
4/6/11	Indonesian Rupiah 102,669,300,000	United States Dollar 11,408,968	Credit Suisse	(208,171)
4/6/11	Indonesian Rupiah 102,669,300,000	United States Dollar 11,410,236	Deutsche Bank	(209,439)
4/6/11	Indonesian Rupiah 88,416,700,000	United States Dollar 9,824,078	Standard Chartered Bank	(178,181)
4/6/11	Polish Zloty 262,766,860	Euro 66,926,509	Goldman Sachs, Inc.	(525,515)
4/6/11	Serbian Dinar 504,718,000	Euro 4,634,692	HSBC Bank USA	154,150
4/7/11	Swedish Krona 278,127,000	Euro 30,896,803	Credit Suisse	741,854
4/7/11	Swedish Krona 170,081,000	Euro 18,956,310	Credit Suisse	368,552
4/7/11	Swedish Krona 82,280,000	Euro 9,224,939	Goldman Sachs, Inc.	103,797
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	HSBC Bank USA	64,128
4/8/11	Yuan Renminbi 66,250,000	United States Dollar 10,000,000	JPMorgan Chase Bank	64,128
4/11/11	Malaysian Ringgit 63,024,000	United States Dollar 20,429,836	Citigroup Global Markets	126,775
4/11/11	Malaysian Ringgit 63,246,000	United States Dollar 20,499,806	Credit Suisse	129,216
4/11/11	Malaysian Ringgit 66,140,000	United States Dollar 21,434,358	Deutsche Bank	138,602
4/11/11	Malaysian Ringgit 53,540,000	United States Dollar 17,355,506	Goldman Sachs, Inc.	107,698
4/11/11	Malaysian Ringgit 53,550,000	United States Dollar 17,357,622	JPMorgan Chase Bank	108,843
4/12/11	Indonesian Rupiah 98,655,000,000	United States Dollar 10,841,209	Barclays Bank PLC	(91,549)
4/12/11	Indonesian Rupiah 63,043,500,000	United States Dollar 6,929,380	Credit Suisse	(60,026)
4/12/11	Indonesian Rupiah 68,106,500,000	United States Dollar 7,490,816	Deutsche Bank	(69,786)
4/13/11	Czech Koruna 51,840,000	Euro 2,112,297	Goldman Sachs, Inc.	41,860

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
4/13/11	Israeli Shekel 122,129,820	United States Dollar 34,418,230	Credit Suisse	$(1,513,079)
4/13/11	Polish Zloty 242,711,500	Euro 61,884,625	Bank of America	(616,985)
4/13/11	Serbian Dinar 493,594,000	Euro 4,532,544	Citigroup Global Markets	132,897
4/14/11	Serbian Dinar 758,370,000	Euro 7,028,452	HSBC Bank USA	111,993
4/14/11	Serbian Dinar 306,550,000	Euro 2,839,741	JPMorgan Chase Bank	47,070
4/15/11	Serbian Dinar 992,180,000	Euro 9,132,732	Citigroup Global Markets	227,096
4/18/11	Serbian Dinar 500,920,000	Euro 4,640,296	Citigroup Global Markets	66,621
4/19/11	Indonesian Rupiah 56,164,960,000	United States Dollar 6,102,897	Bank of America	8,217
4/19/11	Indonesian Rupiah 44,259,840,000	United States Dollar 4,808,239	Credit Suisse	7,521
4/21/11	Serbian Dinar 466,049,000	Euro 4,351,531	Deutsche Bank	7,955
4/21/11	Serbian Dinar 996,530,000	Euro 9,287,325	HSBC Bank USA	40,732
4/21/11	Serbian Dinar 535,250,000	Euro 5,000,000	Standard Chartered Bank	5,943
4/26/11	Serbian Dinar 382,700,000	Euro 3,578,308	Credit Suisse	(10,088)
4/27/11	Indonesian Rupiah 107,248,500,000	United States Dollar 11,667,591	Credit Suisse	(17,269)
4/27/11	Indonesian Rupiah 110,896,500,000	United States Dollar 12,068,397	Standard Chartered Bank	(21,795)
4/27/11	Serbian Dinar 533,000,000	Euro 5,000,000	Barclays Bank PLC	(39,142)
4/27/11	Serbian Dinar 939,200,000	Euro 8,794,007	HSBC Bank USA	(46,406)
5/2/11	New Turkish Lira 34,910,000	United States Dollar 21,509,550	Deutsche Bank	(26,473)
5/26/11	Yuan Renminbi 110,068,275	United States Dollar 16,715,000	Bank of America	59,087
5/26/11	Yuan Renminbi 137,096,280	United States Dollar 20,810,000	Barclays Bank PLC	83,076
5/26/11	Yuan Renminbi 145,583,530	United States Dollar 22,105,000	Citigroup Global Markets	81,509
5/26/11	Yuan Renminbi 164,700,000	United States Dollar 25,000,000	JPMorgan Chase Bank	99,804
5/31/11	Georgian Lari 936,300	United States Dollar 500,000	Liberty Capital Market	15,991
5/31/11	Georgian Lari 889,624	United States Dollar 500,000	Liberty Capital Market	(9,732)
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,197,703	Bank of America	107,430
6/3/11	Yuan Renminbi 80,700,000	United States Dollar 12,192,174	Deutsche Bank	112,958
6/15/11	Yuan Renminbi 36,900,000	United States Dollar 5,586,677	Citigroup Global Markets	44,425
6/15/11	Yuan Renminbi 77,900,000	United States Dollar 11,785,174	HSBC Bank USA	102,708
7/18/11	Yuan Renminbi 105,300,000	United States Dollar 15,817,936	Citigroup Global Markets	287,452
8/9/11	Yuan Renminbi 61,650,000	United States Dollar 9,212,493	Bank of America	230,121

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/9/11	Yuan Renminbi 62,310,000	United States Dollar 9,315,294	Goldman Sachs, Inc.	$228,408
8/9/11	Yuan Renminbi 66,850,000	United States Dollar 9,989,540	Standard Chartered Bank	249,531
8/12/11	Yuan Renminbi 53,085,000	United States Dollar 7,955,193	Bank of America	176,945
8/12/11	Yuan Renminbi 66,775,000	United States Dollar 10,012,746	Credit Suisse	216,575
8/24/11	Yuan Renminbi 35,120,000	United States Dollar 5,259,060	Bank of America	124,661
8/31/11	Georgian Lari 940,800	United States Dollar 500,000	Liberty Capital Market	15,866
9/2/11	Yuan Renminbi 31,143,000	United States Dollar 4,639,899	Bank of America	136,603
9/13/11	Yuan Renminbi 53,072,000	United States Dollar 7,903,500	Credit Suisse	241,402
10/12/11	Yuan Renminbi 91,200,000	United States Dollar 14,099,096	Deutsche Bank	(79,673)
10/13/11	Zambian Kwacha 21,674,000,000	United States Dollar 4,402,600	Standard Chartered Bank	(69,533)
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	18,886
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	19,776
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	29,386
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	19,373
12/1/11	Georgian Lari 1,809,218	United States Dollar 1,000,000	Liberty Capital Market	(12,782)
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(182,186)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(167,076)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	(24,428)
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	(51,151)
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	(75,557)
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	(48,086)
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,101,589

				$14,129,745

At January 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $7,045,096 and a payable of $310,574.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
2/11	940 Brent Crude Oil	Short	$(90,817,040)	$(94,949,400)	$(4,132,360)
2/11	940 Light Sweet Crude Oil	Long	81,798,450	86,658,600	4,860,150
3/11	355 Euro-Bobl	Short	(57,721,861)	(56,780,169)	941,692
3/11	406 Euro-Bund	Short	(69,791,081)	(68,783,975)	1,007,106
3/11	232 Euro-Buxl	Short	(34,243,045)	(33,441,441)	801,604
3/11	161 Japan 10-Year Bond	Short	(275,554,093)	(274,649,366)	904,727

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/11	647 U.S. 2-Year Treasury Note	Short	$(141,581,845)	$(141,814,312)	$(232,467)
3/11	2,449 U.S. 5-Year Treasury Note	Short	(289,772,801)	(289,996,040)	(223,239)
3/11	3,407 U.S. 10-Year Treasury Note	Short	(415,126,100)	(411,554,953)	3,571,147
3/11	3,020 U.S. 30-Year Treasury Bond	Short	(364,426,986)	(364,287,500)	139,486

					$7,637,846

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(8,237)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(83,400)
Bank of America	ZAR	156,596	Receive	3-Month ZAR JIBAR	6.86	11/17/15	858,718
Bank of America	ZAR	101,794	Receive	3-Month ZAR JIBAR	7.26	11/16/20	1,198,899
Bank of America	ZAR	56,604	Receive	3-Month ZAR JIBAR	7.42	11/17/20	580,195
Bank of America	ZAR	141,361	Receive	3-Month ZAR JIBAR	7.31	11/19/20	1,585,261
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(303,028)
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(306,437)
Citigroup Global Markets	ZAR	92,325	Receive	3-Month ZAR JIBAR	7.29	11/19/20	1,053,177
Deutsche Bank	ZAR	71,965	Receive	3-Month ZAR JIBAR	6.71	11/19/15	451,670
Deutsche Bank	ZAR	140,405	Receive	3-Month ZAR JIBAR	7.26	11/16/20	1,653,654
Deutsche Bank	ZAR	176,815	Receive	3-Month ZAR JIBAR	7.32	11/18/20	1,983,673
Deutsche Bank	ZAR	85,673	Receive	3-Month ZAR JIBAR	7.27	11/19/20	993,742
Deutsche Bank	ZAR	63,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	437,624
Standard Chartered Bank	ZAR	100,000	Receive	3-Month ZAR JIBAR	7.77	11/26/20	685,931

							$10,781,442

ILS	-	Israeli Shekel

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
Iceland	Barclays Bank PLC	$5,000	1.70%		3/20/18	2.97%	$(354,217)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.97	(354,217)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.97	(448,257)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.80	(269,323)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.80	(125,523)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.30	17,821
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.34	(31,453)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.34	(110,002)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.25	291,117
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.30	268,037
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.34	(38,052)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.34	(61,329)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	1.25	81,054
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.25	283,406
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.25	83,018
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.34	65,092
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.34	(33,079)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.34	(86,538)

		Notional	Contract			Current	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	(Depreciation)
South Africa	Deutsche Bank	$12,500	1.00	%(1)	9/20/15	1.30%	$127,033
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.30	59,421
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.30	22,586
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.30	12,217
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.34	(66,410)
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.34	(34,275)
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.34	(80,563)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.25	147,485
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.25	79,089

							$(555,862)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$43,934
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(93,603)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	40,415
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	(78,061)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	155,962
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	86,572
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	40,209
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	30,094
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(189,447)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	102,381
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	47,133
Brazil	Credit Suisse	20,000	1.00	(1)	6/20/20	(6,349)
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	(209,188)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	173,370
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	11,172
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	(178,737)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	48,481
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	47,133
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	28,352
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	323,708
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	624,428
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	599,825
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	428,177
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	797,142
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	429,529
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	226,921
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	576,042
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	552,168
Egypt	Credit Suisse	10,000	1.00	(1)	9/20/15	885,713
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	864,072
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	375,697
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	860,031
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	743,057
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	586,366
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	337,753
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	318,967
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	204,026
Egypt	Deutsche Bank	10,000	1.00	(1)	9/20/15	885,713
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	718,633
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	472,778
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	317,336
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	229,363
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	704,482
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	580,095
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	573,150
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	836,689

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Egypt	JPMorgan Chase Bank	$4,550	1.00	%(1)	6/20/15	$323,708
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	1,401,124
Greece	Credit Suisse	20,000	0.20		6/20/20	7,415,882
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	512,375
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	6,742,924
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	(12,834)
Italy	Credit Suisse	18,200	0.20		12/20/16	1,544,363
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	153,212
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	295,051
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	210,667
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	168,828
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	173,914
Lebanon	Citigroup Global Markets	4,600	3.30		9/20/14	13,435
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	195,672
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	169,562
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	156,860
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	141,146
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	438,006
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	135,699
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	387,821
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	201,163
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	503,436
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	145,229
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	766,765
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	313,541
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	179,021
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	168,926
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	294,268
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	250,460
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	249,178
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	257,836
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	238,248
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	168,817
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	105,577
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	104,565
Malaysia	Bank of America	3,900	0.83		12/20/14	(34,415)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(444,863)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(65,773)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(450,603)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(87,731)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	(24,945)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(201,569)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(240,190)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(264,591)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(175,733)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(175,256)
Philippines	Citigroup Global Markets	5,000	1.88		6/20/11	(39,493)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(114,090)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(267,975)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(196,937)
Philippines	Credit Suisse	5,000	1.88		6/20/11	(39,493)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(207,857)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(167,780)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(138,797)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(140,895)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(231,049)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(170,822)
Philippines	Goldman Sachs, Inc.	7,200	1.00	(1)	9/20/15	(62,033)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(167,780)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	(47,168)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(57,028)

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Philippines	HSBC Bank USA	$10,000	1.00	%(1)	9/20/15	$(166,759)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(183,067)
Philippines	JPMorgan Chase Bank	5,000	1.88		6/20/11	(39,493)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(198,379)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(175,733)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(189,260)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(162,468)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	(39,199)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	(22,408)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	(270,586)
Russia	Bank of America	14,540	1.00	(1)	12/20/20	(31,093)
Russia	Barclays Bank PLC	8,510	1.00	(1)	12/20/20	(11,668)
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	25,328
Russia	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	(159,921)
Russia	Credit Suisse	9,000	1.00	(1)	3/20/15	16,912
Russia	Credit Suisse	9,000	1.00	(1)	6/20/15	31,472
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	32,521
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	(65,394)
Russia	Deutsche Bank	8,200	1.00	(1)	12/20/20	(17,535)
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	(287,858)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	(79,772)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(190,681)
Serbia	HSBC Bank USA	7,000	1.30		5/20/11	14,267
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	26,830
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	47,157
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	241,293
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	54,247
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(13,663)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	53,621
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	28,272
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(61,199)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(363,046)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	(296,247)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	172,263
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	88,596
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	(33,987)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	(51,612)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	(53,210)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	(65,320)
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	36,703
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	(6,765)
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/20	(68,820)
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	(342,693)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	200,397
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	75,355
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	(101)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	49,282
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	(256)
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	(705)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	(51,873)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	165,729
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/20	207,066
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	90,555
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	(57,247)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	(102,415)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	40,293
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	32,469
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	(47,112)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	(58,306)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	(184,907)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,279,886

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Spain	Bank of America		$7,500	1.00	%(1)	9/20/20	$266,075
Spain	Barclays Bank PLC		11,400	1.00	(1)	3/20/20	1,083,318
Spain	Barclays Bank PLC		10,000	1.00	(1)	6/20/20	280,024
Spain	Barclays Bank PLC		7,412	1.00	(1)	9/20/20	116,011
Spain	Barclays Bank PLC		44,330	1.00	(1)	12/20/20	395,332
Spain	Barclays Bank PLC		5,200	1.00	(1)	12/20/20	56,221
Spain	Barclays Bank PLC		4,700	1.00	(1)	12/20/20	49,088
Spain	Citigroup Global Markets		11,400	1.00	(1)	3/20/20	922,894
Spain	Citigroup Global Markets		11,800	1.00	(1)	3/20/20	642,310
Spain	Citigroup Global Markets		5,000	1.00	(1)	9/20/20	275,764
Spain	Deutsche Bank		11,400	1.00	(1)	3/20/20	938,794
Spain	Deutsche Bank		11,800	1.00	(1)	3/20/20	642,310
Spain	Deutsche Bank		10,000	1.00	(1)	6/20/20	577,547
Spain	Deutsche Bank		13,950	1.00	(1)	6/20/20	577,288
Spain	Deutsche Bank		43,055	1.00	(1)	12/20/20	383,962
Spain	Deutsche Bank		12,825	1.00	(1)	12/20/20	301,590
Spain	Goldman Sachs, Inc.		5,000	1.00	(1)	6/20/20	136,777
Spain	Goldman Sachs, Inc.		8,543	1.00	(1)	9/20/20	116,592
Spain	JPMorgan Chase Bank		5,000	1.00	(1)	9/20/20	282,930
Spain	JPMorgan Chase Bank		15,000	1.00	(1)	9/20/20	67,510
Thailand	Bank of America		4,000	1.00	(1)	9/20/15	8,330
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	254,343
Thailand	Citigroup Global Markets		7,700	0.86		12/20/14	65,518
Thailand	Citigroup Global Markets		3,700	0.95		9/20/19	131,014
Thailand	Credit Suisse		5,000	1.00	(1)	9/20/15	(2,533)
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(23,476)
Thailand	Goldman Sachs, Inc.		9,000	1.00	(1)	9/20/15	22,683
Thailand	Goldman Sachs, Inc.		4,700	1.00	(1)	9/20/15	11,873
Thailand	HSBC Bank USA		10,000	1.00	(1)	9/20/15	25,204
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	31,671
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	12,630
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	(388)
Turkey	Credit Suisse		5,000	2.87		7/20/11	(58,333)
Uruguay	Citigroup Global Markets		4,600	1.00	(1)	6/20/20	(21,335)
Uruguay	Deutsche Bank		9,200	1.00	(1)	6/20/20	(27,232)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	1,256,427
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3.00	(1)	3/20/15	697,571
Citibank Corp.	Bank of America		16,801	1.00	(1)	9/20/20	(348,759)
Citibank Corp.	JPMorgan Chase Bank		18,407	1.00	(1)	9/20/20	(447,681)
Erste Group Bank AG	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	54,542
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	156,256
OAO Gazprom	Bank of America		9,300	1.00	(1)	6/20/20	(302,504)
OAO Gazprom	Bank of America		10,000	1.00	(1)	6/20/20	(384,556)
OAO Gazprom	Barclays Bank PLC		9,350	1.00	(1)	6/20/15	(140,267)
OAO Gazprom	Deutsche Bank		9,350	1.00	(1)	6/20/15	(143,735)
OAO Gazprom	Deutsche Bank		9,200	1.00	(1)	9/20/20	(150,802)
OAO Gazprom	Deutsche Bank		9,100	1.00	(1)	9/20/20	(182,556)
OAO Gazprom	Goldman Sachs, Inc.		9,200	1.00	(1)	9/20/20	(157,084)
OAO Gazprom	Goldman Sachs, Inc.		8,900	1.00	(1)	9/20/20	(203,761)
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	12,370
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	27,206
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	17,510	1.00	(1)	12/20/15	(183,785)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	7,400	1.00	(1)	12/20/15	(125,312)
iTraxx Europe Senior Financials 5-Year Index	Credit Suisse	EUR	17,510	1.00	(1)	12/20/15	(188,614)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	14,150	1.00	(1)	12/20/15	855,715

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
iTraxx Europe Subordinated Financials 5-Year Index	Bank of America	EUR	16,650	1.00	%(1)	12/20/15	$39,884
iTraxx Europe Subordinated Financials 5-Year Index	Citigroup Global Markets	EUR	1,500	1.00	(1)	12/20/15	89,801
iTraxx Europe Subordinated Financials 5-Year Index	Credit Suisse	EUR	17,490	1.00	(1)	12/20/15	1,067,314
iTraxx Europe Subordinated Financials 5-Year Index	Deutsche Bank	EUR	14,100	1.00	(1)	12/20/15	844,137
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	4,000	1.00	(1)	12/20/15	239,471
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	16,100	1.00	(1)	12/20/15	973,641

							$46,208,244

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $224,240,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Bank of America	TRY	17,118	$11,435	3 Month USD- LIBOR-BBA	8.28%	8/11/20	$186,708
Barclays Bank PLC	TRY	60,000	40,080	3 Month USD- LIBOR-BBA	8.25	8/11/20	734,386
Barclays Bank PLC	TRY	25,350	16,650	3 Month USD- LIBOR-BBA	8.32	8/16/20	(33,134)
Citigroup Global Markets	TRY	25,000	16,700	3 Month USD- LIBOR-BBA	8.20	8/11/20	361,530
Deutsche Bank	TRY	22,254	14,861	3 Month USD- LIBOR-BBA	8.26	8/11/20	257,530
Goldman Sachs, Inc.	TRY	34,237	22,802	3 Month USD- LIBOR-BBA	8.31	8/11/20	266,803
JPMorgan Chase Bank	TRY	27,000	18,012	3 Month USD- LIBOR-BBA	8.29	8/11/20	258,413
JPMorgan Chase Bank	TRY	20,000	13,333	3 Month USD- LIBOR-BBA	8.36	8/11/20	120,316

							$2,152,552

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-related investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, options on futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Futures Contracts*	$4,860,150	$(4,132,360)
Commodity	Put Options Purchased	600,000	—

		$5,460,150	$(4,132,360)

Credit	Credit Default Swaps	$59,972,176	$(14,319,794)

		$59,972,176	$(14,319,794)

Equity	Put Options Purchased	$6,799,437	$—

		$6,799,437	$—

Foreign Exchange	Currency Options Purchased	$4,410,920	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	49,070,303	(99,987,408)

		$53,481,223	$(99,987,408)

Interest Rate	Cross-Currency Swaps	$2,185,686	$(33,134)
Interest Rate	Futures Contracts*	7,365,762	(455,706)
Interest Rate	Interest Rate Swaps	11,482,544	(701,102)

		$21,033,992	$(1,189,942)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,604,821,873

Gross unrealized appreciation	$130,610,200
Gross unrealized depreciation	(91,037,201)

Net unrealized appreciation	$39,572,999

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$1,394,523,757	$—	$1,394,523,757
Foreign Corporate Bonds & Notes	—	3,896,300	—	3,896,300
Corporate Bonds & Notes	—	638,399	—	638,399
Collateralized Mortgage Obligations	—	125,759,696	—	125,759,696
Commercial Mortgage-Backed Securities	—	54,907,766	—	54,907,766
Mortgage Pass-Throughs	—	1,087,146,323	—	1,087,146,323
U.S. Government Agency Obligations	—	375,267,058	—	375,267,058
U.S. Treasury Obligations	—	1,164,748,595	—	1,164,748,595
Common Stocks	—	122,325	—	122,325
Precious Metals	88,208,043	—	—	88,208,043
Currency Options Purchased	—	4,410,920	—	4,410,920
Put Options Purchased	—	7,399,437	—	7,399,437
Short-Term Investments —
Foreign Government Securities	—	3,529,692,196	196,544,669	3,726,236,865
U.S. Treasury Obligations	—	472,268,422	—	472,268,422
Repurchase Agreements	—	114,215,688	—	114,215,688
Other Securities	—	24,645,278	—	24,645,278

Total Investments	$88,208,043	$8,359,642,160	$196,544,669	$8,644,394,872

Forward Foreign Currency Exchange Contracts	$—	$49,070,303	$—	$49,070,303
Swaps Contracts	—	73,640,406	—	73,640,406
Futures Contracts	12,225,912	—	—	12,225,912

Total	$100,433,955	$8,482,352,869	$196,544,669	$8,779,331,493

Liability Description
Securities Sold Short	$—	$(19,914,853)	$—	$(19,914,853)
Forward Foreign Currency Exchange Contracts	—	(99,987,408)	—	(99,987,408)
Swaps Contracts	—	(15,054,030)	—	(15,054,030)
Futures Contracts	(4,588,066)	—	—	(4,588,066)

Total	$(4,588,066)	$(134,956,291)	$—	$(139,544,357)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Short-Term
Investments –
Foreign
Government
Securities
Balance as of October 31, 2010	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(8,324,191)
Cost of purchases	133,965,191
Proceeds from sales	—
Accrued discount (premium)	3,654,242
Transfers to Level 3*	67,249,427
Transfers from Level 3*	—

Balance as of January 31, 2011	$196,544,669

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(8,324,191)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to the effects of the market closure in Egypt.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011